COMMITMENTS AND CONTINGENT LIABILITIES (Dow v Nova) (Details) $ in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Jul. 06, 2017 USD ($)	Jun. 29, 2017 USD ($)	Jun. 29, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement					$ (137)	$ (1,219)
Packaging & Specialty Plastics [Member]
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement					(137)	$ 0
Dow V. Nova Chemicals Corporation Patent Infringement Matter
Loss Contingencies [Line Items]
Settlement amount		$ 495	$ 645
Proceeds from settlements	$ 501
Estimated liability					$ 341		$ 341
Dow V. Nova Chemicals Corporation Patent Infringement Matter | Packaging & Specialty Plastics [Member]
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement				$ 160
Dow V. Nova Chemicals Corporation Patent Infringement Matter | Packaging & Specialty Plastics [Member] | Nonoperating Income (Expense)
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement				137
Dow V. Nova Chemicals Corporation Patent Infringement Matter | Packaging & Specialty Plastics [Member] | Selling, General and Administrative Expenses
Loss Contingencies [Line Items]
Gain (loss) related to litigation settlement				$ 23